Relationships with Related Parties - Summary of Relationships with Related Parties (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Short-term benefits	€ 7,046	€ 5,202	€ 3,300
Post-employment benefits	57	87	36
Termination benefits	4,380
Share-based payment	4,520	12,189	12,018
Total	€ 16,004	€ 17,478	€ 15,353